Repurchase agreements and securities lending transactions accounted for as secured borrowings	6 Months Ended
Sep. 30, 2023
Repurchase agreements and securities lending transactions accounted for as secured borrowings
19. Repurchase agreements and securities lending transactions accounted for as secured borrowings
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2023 and September 30, 2023:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
March 31, 2023
Repurchase agreements	2,285	16,508	5,471	1,473	25,737
Securities lending transactions	685	73	—	128	886

Total	2,970	16,581	5,471	1,601	26,623

September 30, 2023
Repurchase agreements	2,328	23,897	4,330	2,632	33,186
Securities lending transactions	960	131	—	149	1,241

Total	3,288	24,028	4,330	2,781	34,427

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2023 and September 30, 2023:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)

March 31, 2023
Japanese government bonds and Japanese local government bonds	6,114	102
Foreign government bonds and foreign agency mortgage-backed securities	17,475	73
Commercial paper and corporate bonds	430	—
Equity securities	1,491	711
Other	227	—

Total	25,737	886

September 30, 2023
Japanese government bonds and Japanese local government bonds	6,512	97
Foreign government bonds and foreign agency mortgage-backed securities	23,989	131
Commercial paper and corporate bonds	556	—
Equity securities	1,651	1,013
Other	477	—

Total	33,186	1,241

The MHFG Group is required to post securities as collateral with a fair value equal to or in excess of the principal amount of the cash borrowed under repurchase agreements. For securities lending transactions, the Group receives collateral in the form of cash. These contracts involve risks, including (1) the counterparty may fail to return the securities at maturity and (2) the fair value of the securities posted may decline below the amount of the Group’s obligation and therefore the counterparty may require additional amounts. The Group attempts to mitigate these risks by entering into transactions mainly with central counterparty clearing houses which revalue assets and perform margin maintenance activities on a regular basis, diversifying the maturities and counterparties, and using mainly highly liquid securities.
The amounts or composition of assets pledged as collateral for borrowings and for other purposes have not changed significantly since March 31, 2023. See Note 8 “Pledged assets and collateral” to the consolidated financial statements in the MHFG Group’s annual report on
Form 20-F
for the year ended March 31, 2023 for additional information.